OTHER CURRENT ASSETS	12 Months Ended
Sep. 30, 2015
Other Current Assets [Abstract]
Other Current Assets Disclosure [Text Block]
7.	OTHER CURRENT ASSETS

Other current assets consist of the following:
	September 30,
	2014	2015
	RMB	RMB

Advances to staff for business use	3,496	2,911
Deposits for rental	283	1,130
Others	589	752

	4,368	4,793